UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         July 26, 2006 to August 25, 2006


Commission File Number of issuing entity: 333-127020-12


                 J.P. Morgan Mortgage Acquisition Corp. 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566474, 56-2566476, 56-2566477
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                              Date:   September 1, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1 relating to the August 25, 2006 distribution.


                                     EX-99.1
          J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                  August 25, 2006


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                             9
Delinquency Trend Group                                              10
Bankruptcies                                                         11
Foreclosures                                                         12
REO Properties                                                       13
REO Property Scheduled Balance                                       14
Principal Payoffs by Group occurred in this Distribution             14
Realized Loss Group Report                                           15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                 August 25, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1     166,827,000.00    138,415,013.13    4,995,972.00     664,488.18    5,660,460.18        0.00        0.00      133,419,041.13
A2     199,142,000.00    152,429,336.15    9,138,286.24     717,328.22    9,855,614.46        0.00        0.00      143,291,049.91
A3      62,953,000.00     62,953,000.00            0.00     301,676.02      301,676.02        0.00        0.00       62,953,000.00
A4      48,603,000.00     48,603,000.00            0.00     237,513.41      237,513.41        0.00        0.00       48,603,000.00
M1      23,226,000.00     23,226,000.00            0.00     115,500.96      115,500.96        0.00        0.00       23,226,000.00
M2      21,058,000.00     21,058,000.00            0.00     104,901.01      104,901.01        0.00        0.00       21,058,000.00
M3      13,936,000.00     13,936,000.00            0.00      69,662.58       69,662.58        0.00        0.00       13,936,000.00
M4      10,219,000.00     10,219,000.00            0.00      51,962.20       51,962.20        0.00        0.00       10,219,000.00
M5      10,219,000.00     10,219,000.00            0.00      52,138.19       52,138.19        0.00        0.00       10,219,000.00
M6       9,290,000.00      9,290,000.00            0.00      48,038.33       48,038.33        0.00        0.00        9,290,000.00
M7       8,981,000.00      8,981,000.00            0.00      51,699.38       51,699.38        0.00        0.00        8,981,000.00
M8       7,123,000.00      7,123,000.00            0.00      42,230.49       42,230.49        0.00        0.00        7,123,000.00
M9       6,503,000.00      6,503,000.00            0.00      43,874.48       43,874.48        0.00        0.00        6,503,000.00
M10      5,265,000.00      5,265,000.00            0.00      35,748.62       35,748.62        0.00        0.00        5,265,000.00
M11      6,194,000.00      6,194,000.00            0.00      42,056.40       42,056.40        0.00        0.00        6,194,000.00
P              100.00            100.00            0.00     279,613.42      279,613.42        0.00        0.00              100.00
R                0.00              0.00            0.00           0.00            0.00        0.00        0.00                0.00
TOTALS 599,539,100.00    524,414,449.28   14,134,258.24   2,858,431.89   16,992,690.13        0.00        0.00      510,280,191.04
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      619,359,045.00    544,233,938.43            0.00     962,137.79      962,137.79        0.00        0.00      530,099,680.19
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LGT1     829.69191516   29.94702296          3.98309734          33.93012030       799.74489219          5.575000%
A2        46626LGD6     765.43037707   45.88829197          3.60209408          49.49038606       719.54208510          5.465000%
A3        46626LGE4   1,000.00000000    0.00000000          4.79208330           4.79208330     1,000.00000000          5.565000%
A4        46626LGF1   1,000.00000000    0.00000000          4.88680555           4.88680555     1,000.00000000          5.675000%
M1        46626LGG9   1,000.00000000    0.00000000          4.97291656           4.97291656     1,000.00000000          5.775000%
M2        46626LGH7   1,000.00000000    0.00000000          4.98152769           4.98152769     1,000.00000000          5.785000%
M3        46626LGJ3   1,000.00000000    0.00000000          4.99875000           4.99875000     1,000.00000000          5.805000%
M4        46626LGK0   1,000.00000000    0.00000000          5.08486153           5.08486153     1,000.00000000          5.905000%
M5        46626LGL8   1,000.00000000    0.00000000          5.10208337           5.10208337     1,000.00000000          5.925000%
M6        46626LGM6   1,000.00000000    0.00000000          5.17097201           5.17097201     1,000.00000000          6.005000%
M7        46626LGN4   1,000.00000000    0.00000000          5.75652823           5.75652823     1,000.00000000          6.685000%
M8        46626LGP9   1,000.00000000    0.00000000          5.92875053           5.92875053     1,000.00000000          6.885000%
M9        46626LGQ7   1,000.00000000    0.00000000          6.74680609           6.74680609     1,000.00000000          7.835000%
M10       46626LGR5   1,000.00000000    0.00000000          6.78986135           6.78986135     1,000.00000000          7.885000%
M11       46626LGS3   1,000.00000000    0.00000000          6.78986116           6.78986116     1,000.00000000          7.885000%
P            N/A      1,000.00000000    0.00000000  2,796,134.20000000   2,796,134.20000000     1,000.00000000          0.000000%
TOTALS                  874.69599444   23.57520676          4.76771555          28.34292231       851.12078769
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            N/A        878.70507878    0.00000000          1.55344109           1.55344109       855.88429598          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                 August 25, 2006

Dates:

Record Date                                                                                08/15/06
Determination Date                                                                         08/24/06
Distribution Date                                                                          08/25/06
Principal Funds:
Scheduled Principal Payments (Total)                                                     269,579.60
Group 1                                                                                   97,133.24
Group 2                                                                                  172,446.36

Principal Prepayments (Total)                                                         13,827,010.33
Group 1                                                                                4,876,747.34
Group 2                                                                                8,950,262.99

Curtailments (Total)                                                                      37,707.72
Group 1                                                                                   22,142.68
Group 2                                                                                   15,565.04

Curtailment Interest Adjustments (Total)                                                     -71.15
Group 1                                                                                      -86.95
Group 2                                                                                       15.80

Repurchase Principal (Total)                                                                   0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00

Substitution Amounts (Total)                                                                   0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00

Net Liquidation Proceeds (Total)                                                               0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00
Other Principal Adjustments (Total)                                                           -0.01
Group 1                                                                                        0.00
Group 2                                                                                       -0.01

Non Recoverable Principal Advances (Total)                                                   279.89
Group 1                                                                                       74.46
Group 2                                                                                      205.43

Interest Funds:

Gross Interest                                                                         3,579,404.76
Group 1                                                                                1,235,399.15
Group 2                                                                                2,344,005.61

Servicing Fees                                                                           226,764.19
Group 1                                                                                   78,321.51
Group 2                                                                                  148,442.68

Trustee Fees                                                                               1,814.13
Group 1                                                                                      626.57
Group 2                                                                                    1,187.56

Custodian Fee                                                                                907.06
Group 1                                                                                      313.29
Group 2                                                                                      593.77

Trust Oversight Manager Fees                                                               6,802.92
Group 1                                                                                    2,349.65
Group 2                                                                                    4,453.28

Non Recoverable Interest Advances (Total)                                                  6,145.28
Group 1                                                                                    1,702.18
Group 2                                                                                    4,443.10

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                44
Group 1                                                                                          16
Group 2                                                                                          28

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected     9,446,091.67
Group 1                                                                                3,215,630.57
Group 2                                                                                6,230,461.10

Amount of Prepayment Penalties Collected                                                 279,613.42
Group 1                                                                                   85,620.47
Group 2                                                                                  193,992.95
Available Remitance Amount                                                            17,470,917.78

Principal Remittance Amount (Total)                                                   14,133,946.60
Group 1                                                                                4,995,861.85
Group 2                                                                                9,138,084.75

Interest Remittance Amount (Total)                                                     3,336,971.18
Group 1                                                                                1,152,085.96
Group 2                                                                                2,184,885.22

Pool Detail:
Beginning Number of Loans Outstanding                                                         3,182
Group 1                                                                                       1,248
Group 2                                                                                       1,934

Ending Number of Loans Outstanding                                                            3,114
Group 1                                                                                       1,223
Group 2                                                                                       1,891

Beginning Aggregate Loan Balance                                                     544,233,938.73
Group 1                                                                              187,971,606.51
Group 2                                                                              356,262,332.22

Ending Aggregate Loan Balance                                                        530,099,680.49
Group 1                                                                              182,975,670.20
Group 2                                                                              347,124,010.29

Current Advances                                                                               0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00

Aggregate Advances                                                                             0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00

Weighted Average Remaning Term To Maturity                                                   331.14
Group 1                                                                                      339.00
Group 2                                                                                      327.00

Weighted Average Net Mortgage Rate                                                         7.37135%
Group 1                                                                                    7.36572%
Group 2                                                                                    7.37432%

Interest Accrual Period
Start Date                                                                            July 25, 2006
End Date                                                                            August 25, 2006
Number of Days in Accrual Period                                                                 31

   Delinquent Mortgage Loans
            Group 1
            Category           Number          Principal Balance     Percentage
            1 Month                25               4,398,525.63          2.40%
            2 Month                15               1,860,907.44          1.02%
            3 Month                 6                 482,117.88          0.26%
             Total                 46               6,741,550.95          3.68%
   Delinquent Mortgage Loans
            Group 2
            Category           Number          Principal Balance     Percentage
            1 Month                42               7,737,096.30          2.23%
            2 Month                17               3,433,339.47          0.99%
            3 Month                12                 974,184.57          0.28%
             Total                 71              12,144,620.34          3.50%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

    Bankruptcies
    Group Number      Number of Loans  Principal Balance   Percentage
             1                      0               0.00        0.00%
             2                      7       1,226,222.96        0.35%
        Total                       7       1,226,222.96        0.23%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   0
Total Principal Balance of Bankruptcy Loans                                                     0.00

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        3
Principal Balance of Bankruptcy Loans that are Current                                    605,131.61
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         142,442.33
Number of Bankruptcy Loans that are 2 Months Delinquent                                            1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        203,920.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       274,729.02
Total Number of Bankruptcy Loans                                                                   7
Total Principal Balance of Bankruptcy Loans                                             1,226,222.96

 Foreclosures
 Group Number       Number of Loans         Principal Balance    Percentage
         1                       14              2,771,074.64         1.51%
         2                       32              7,541,552.94         2.17%
    Total                        46             10,312,627.58         1.95%


Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         14
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    2,771,074.64
Total Number of Foreclosure Loans                                                                 14
Total Principal Balance of Foreclosure Loans                                            2,771,074.64

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                        127,652.76
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       365,343.13
Number of Foreclosure Loans that are 3+ Months Delinquent                                         30
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    7,048,557.05
Total Number of Foreclosure Loans                                                                 32
Total Principal Balance of Foreclosure Loans                                            7,541,552.94

REO Properties
 Group Number     Number of Loans  Principal Balance     Percentage
          1                     0               0.00          0.00%
          2                     1         123,253.27          0.04%
     Total                      1         123,253.27          0.02%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  1
Principal Balance of REO Loans that are 3+ Months Delinquent                              123,253.27
Total Number of REO Loans                                                                          1
Total Principal Balance of REO Loans                                                      123,253.27

 REO Property Scheduled Balance
   Group Number       Loan Number      REO Date  Schedule Principal Balance
         2             1001167545    01/01/2006                  123,253.27
       Total                                                     123,253.27

Principal Payoffs by Group occured in this Distribution
    Group Number      Number of Loans      Principal Balance  Percentage
             1                      0           4,876,747.34       2.67%
             2                      0           8,950,294.74       2.58%
        Total                       0          13,827,042.08       2.61%

 Realized Loss Group Report
  Group Number   Current Loss  Cumulative Loss    Ending Balance    Balance of Liquidated Loans     Net Liquidation Proceeds
        1                0.00             0.00    182,975,670.20                        0.00                     0.00
        2               31.75        15,588.08    347,124,010.29                        0.00                     0.00
      TOTAL             31.75        15,588.08    530,099,680.49                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                      31.75
Group 1                                                                                              0.00
Group 2                                                                                             31.75

Cumulative Realized Losses - Reduced by Recoveries                                              15,588.08
Group 1                                                                                              0.00
Group 2                                                                                         15,588.08

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           3.33241%
37.00% of of Senior Enhancement Percetage                                                        9.89970%
OR
TEST II - Trigger Event Occurrence                                                                    YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00252%
Required Cumulative Loss %                                                                       0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                       19,819,489.45
Ending Overcollateralization Amount                                                         19,819,489.45
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                        769,495.36
Payment to Class C                                                                             962,137.79
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00
Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                           204,296.72

Beginning Balance                                                                                    0.00
Additions to the Swap Account                                                                  204,296.72
Withdrawals from the Swap Account                                                              204,296.72
Ending Balance                                                                                       0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                        11,342.65
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                    11,342.65
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        3,927.89
Class M-10                                                                                       3,406.81
Class M-11                                                                                       4,007.94

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        3,927.89
Class M-10                                                                                       3,406.81
Class M-11                                                                                       4,007.94

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    7.133566

One-Month LIBOR for Such Distribution Date                                                       5.385000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.575000
Class A-2                                                                                        5.465000
Class A-3                                                                                        5.565000
Class A-4                                                                                        5.675000
Class M-1                                                                                        5.775000
Class M-2                                                                                        5.785000
Class M-3                                                                                        5.805000
Class M-4                                                                                        5.905000
Class M-5                                                                                        5.925000
Class M-6                                                                                        6.005000
Class M-7                                                                                        6.685000
Class M-8                                                                                        6.885000
Class M-9                                                                                        7.835000
Class M-10                                                                                       7.885000
Class M-11                                                                                       7.885000
Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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